Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Components of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss	$ 12,089,733	$ 7,851,883
Share based compensation	471,754	347,507
Disallowed interest	1,572,921	398,118
Allowance for doubtful accounts	23,206	25,627
Lease accounting	304,670	413,142
Unrealized Loss	14,017	14,164
Depreciation	(938,364)	(389,191)
Total deferred tax assets (liabilities)	13,537,937	8,661,250
Less valuation allowance	(13,537,937)	(8,661,250)
Net deferred tax assets (liabilities)	$ 0	$ 0